Financial liabilities on funding arrangements - Reconciliation of financial liabilities on funding arrangements - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Financial liabilities at amortised cost [Abstract]
At February 1	£ 5,919	£ 5,034
Unwinding of discount factor	754	862	£ 268
Derecognition of financial liabilities – Finance income	(3,085)	0	0
Re-measurement of financial liabilities on funding arrangements	410	0	2,611
Net finance income / (costs) on funding arrangements accounting for as financial liabilities	(1,921)	862
Derecognition of financial liabilities – Other operating income	(908)	0
Cash received from funding arrangements accounted for as financial liabilities	0	23	0
At January 31	£ 3,090	£ 5,919	£ 5,034